Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2014
Document And Entity Information
Entity Registrant Name	Play LA Inc.
Entity Central Index Key	0001378553
Document Type	20-F
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	Yes
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 19,250
Entity Common Stock, Shares Outstanding	12,277,500
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014